C13 Inventories (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Inventories

Inventories

	2017	2016
Raw materials, components, consumables and manufacturing work in progress	4,015	5,043
Finished products and goods for resale	8,864	12,183
Contract work in progress	12,081	13,081

Inventories, net	24,960	30,307

Movements in Obsolescence Allowances

Movements in obsolescence allowances

	2017	2016	2015
Opening balance	2,412	2,555	2,326
Additions, net	1,319	725	1,480
Utilization	–1,210	–981	–1,295
Translation difference	–91	113	44
Balances regarding acquired/divested businesses	–5	—	—

Closing balance	2,425	2,412	2,555